Goodwill and Intangibles - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill (Note 11)	$ 2,958,000,000	$ 2,969,200,000
Impairments with respect to the carrying value of goodwill	0	0	$ 0
Impairment charges	22,500,000	94,500,000	$ 14,000,000
Impairment of finite-lived intangible assets	9,500,000	56,500,000
Impairment of indefinite-lived intangible assets	$ 13,000,000	$ 38,000,000
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Weighted-Average
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	14 years